Exhibit 99.1

Deloitte Touche Tohmatsu
ABN 74 490 121 060

Grosvenor Place
225 George Street
Sydney NSW 2000
PO Box N250 Grosvenor Place
Sydney NSW 1220 Australia

DX: 10307SSE
Tel: +61 (0) 2 9322 7000
Fax: +61 (0) 93225136
www.deloitte.com.au

The Directors

Pepper Group Limited
Level 27

177 Pacific Highway

North Sydney 2060 NSW

(The “Issuer”)

24 September 2018

Dear Directors,

Report of Factual Findings

We have performed the procedures agreed with Pepper Group Limited (the “Issuer” and “you”), to report factual findings for the purpose of assisting you and nabSecurities LLC, National Australia Bank Limited, Citigroup Global Markets Australia Pty Limited (“CGMA”) and Commonwealth Bank of Australia (together, the “Underwriters”) in assessing, in combination with other information obtained by you and the Underwriters the proposed securitisation transaction of a pool of residential mortgage loans and your evaluation of the Loan File Data Information (the “Purpose”) in respect of Pepper I-Prime 2018-2 Trust (the “Transaction”). The procedures performed are detailed in the terms of the engagement dated on or about 19 September 2018 (“the Engagement Letter”) and set forth in the attached schedules with respect to the Transaction. Terms in this report have the same definition as in the Engagement Letter.

Issuer Responsibility for the Procedures Agreed

The Issuer is responsible for the adequacy or otherwise of the procedures agreed to be performed by us. You are responsible for determining whether the factual findings provided by us, in combination with any other information obtained, provide a reasonable basis for any conclusions which you wish to draw on the subject matter.

Our Responsibility

Our responsibility is to report factual findings obtained from conducting the procedures agreed. We conducted the engagement in accordance with the Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements to Report Factual Findings (“ASRS 4400”). An agreed-upon procedures engagement is not an assurance engagement.

We have complied with ethical requirements equivalent to those applicable to Other Assurance Engagements, including independence.

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Touche Tohmatsu Limited

The agreed-upon procedures do not constitute either a reasonable assurance (audit) or limited assurance (review) engagement in accordance with the Auditing and Assurance Standards Board (AUASB) standards, and as such, we do not express any conclusion and provide no assurance on the Transaction.

Had we performed additional procedures or had we performed a reasonable or limited assurance engagement in accordance with AUASB standards, other matters might have come to our attention that would have been reported to you and the Underwriters.

Factual Findings

The procedures were performed solely for the Purpose as specified above. The procedures performed and the factual findings obtained are set out in Appendix 1 of this Report.

Restriction on Distribution and Use of the Report

Except as outlined in the Engagement Letter, this report is intended solely for the use of the Issuer and the Underwriters for the purpose set out above. As the intended user of our report, it is for you to assess both the procedures and our factual findings to determine whether they provide, in combination with any other information obtained, a reasonable basis for any conclusions which you wish to draw on the subject matter. As required by ASRS 4400, distribution of this report is restricted to those parties that have agreed the procedures to be performed with us and have been identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). This report is disclosed to the Underwriters upon execution of the Underwriter Agreement with us as separately agreed between us and the Underwriters.

Access to our report will be restricted to the Issuer and the Underwriters, and all other parties will be excluded from using the Report, unless you are required to furnish or post our Report in connection with Rules 15Ga-2 and 17g-10 of the Securities Exchange Act of 1934, as amended (“the Exchange Act”). Accordingly, we expressly disclaim and do not accept any responsibility or liability to any other parties for any consequences of use of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We understand that you may be asked by the Reserve Bank of Australia (“RBA”) to provide details of any external due diligence performed on the pool to indicate that such details have been verified and are correct. The wording that we consent to you using in your response to such a request, and to which you hereby agree to use, is as follows: “Pepper Group Limited engaged an independent third party to perform certain agreed-upon procedures under the Australian Auditing Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagement to Report Factual Findings (“AUPs”). The procedures included comparing certain information on the loan documentation to the information in the loan data file and the information in the loan system. Pepper Group Limited received and reviewed the report of factual findings in relation to the AUPs as part of our overall evaluation of the accuracy of stated details regarding the loans in the pool.”

Please contact us if you wish to propose any changes to this wording.

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Except to the extent provided in any reliance letter, we note that clause 9 of our Standard Terms governs the use and non-disclosure of our work.

Yours Faithfully

DELOITTE TOUCHE TOHMATSU

Heather Baister Partner
Chartered Accountants Sydney, 24 September 2018

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Appendix 1 of Agreed Upon Procedures Report — Factual Findings

The procedures we performed were divided into four parts, A to D.

For Procedures A to D, we agreed to perform certain procedures in respect of a sample of the loans selected from an electronic data file provided by you (“the Indicative Pool”) being the cut dated 17 August 2018 provided by you on 20 August 2018.

The procedures were performed using originals, scanned versions, photocopies or facsimiles of the relevant documents. We will not test or verify the authenticity, accuracy or completeness of these documents or files.

At your request, the sample size was determined using the binomial probability distribution based on the following parameters that you have provided to us: To provide 95% confidence for each attribute tested that the upper error limit in the population does not exceed 5% with 3 planned errors the selected sample is 153 loans.

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PART A - Pool Procedures

We selected 153 loans from the Indicative Pool received from the Issuer (“the sample”).

Parts A to D were performed on each loan in the sample.

For each loan file in the sample we agreed the following electronic data fields in the Indicative Pool to the source documentation described below.

Field Per Pool	Source Document[1]	Factual Findings
A.1 Original Balance

Loan Agreement or Solicitors Certificate if fees are capitalised into the loan balance

If the loan is a top-up loan, original balance per the Indicative Pool Cut is agreed to Current Balance of the existing loan at date of top up (as stated on Jackson) plus the new amount advanced.

No exceptions noted
A.2 Term	Loan Agreement	No exceptions noted

A.3 Maturity Date	Loan Agreement Variances in maturity date between the Pool and the Loan Agreement of up to 5 business days will not be reported as an exception.	No exceptions noted
A.4 Valuation (for each Security Property)	Valuation Report (or Contract of Sale if property sold for less than Valuation Report)	Two exceptions noted:
		#	Sample	Amount per pool	Amount per source document
		1	DL-3- 24635939446542.1	$1,175,000	$1,195,000
		2	DL-3- 24635478524219.1	$1,080,000	$1,200,000
We have been advised by Pepper that the identified exceptions are due to incorrect entry of valuation amounts. We have not performed further procedures to verify this statement.

A.5 Security Type	Valuation Report	One exception noted
• House
• Unit		#	Sample	Security	Security
• Townhouse/Villa				Type per	Type per
• Duplex				pool	source
• Vacant land					document
		1	DL-3- 24589887294444.1	Duplex	Unit

1 Loan Agreement includes any letters of variation or conversion notices noted in the file

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A.6 Security Property Postcode	Valuation Report	No exceptions noted

A.7 State	Valuation Report	No exceptions noted

A.8 Settlement Date	Solicitor’s Certificate Variances in settlement date between the Pool and the Solicitor’s Certificate of up to 5 business days will not be reported as an exception.	No exceptions noted

A.9 Product Type	Loan Application or Next	No exceptions noted
• Full doc	Gen system screenshot
• Alt doc

A.10 Borrower Employment Status

Loan Application.

If the Borrower Employment Status does not agree to the Loan Application, and there are two borrowers securing the loan, check the Borrower Employment Status to the Co-applicant Loan Application.

No exceptions noted
A.11 Occupancy Type	Loan Application	No exceptions noted
A.12 Interest Only Period Length	Loan Application	One exception noted
		#	Sample	Interest	Interest
				only period	only period
				length as	length as
				per pool	per source
				data	document
		1	DL-3- 24545538550931.1	7 months	12 months

A.13 Regulated by UCCC / NCC	Loan Application or Loan Agreement	No exceptions noted

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PART B — Eligibility Criteria Procedures

For each loan in the sample we performed the following procedures:

Procedure	Factual Findings
B.1 Check that a Certificate of Title or Registration Confirmation Statement (if applicable) is retained on the security packet or available electronically. If no Certificate of Title or Registration Confirmation Statement (if applicable) is available due to the fact that the loan has discharged since the date of the Indicative Pool Cut, check the loan status is noted as ‘discharged’ on Jackson.	No exceptions noted

B.2 Check that for each loan, days in arrears per the Pool agree to the arrears reports derived from Jackson and provided by the Issuer.	One exception noted
	#	Sample	As per Pool	As per
			data	Jackson
report

	1	DL-3- 24545538550931.1	0	12 days

B.3 Check that the Current Balance per the Pool agrees to the loan balance portal in Jackson system extracts for transactions entered up to and including the date of the Indicative Pool Cut.	No exceptions noted

B.4 Recalculate Current LVR by dividing Current Balance by the Security Value (all as stated in the Pool). Compare the recalculated Current LVR with the Current LVR noted in the Pool and note any differences.	No exceptions noted

B.5 Check that the loan consolidated current balance in the sample is not greater than $2,000,000.	No exceptions noted

B.6 Check that for each loan in the sample a credit report was on file.	No exceptions noted

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PART C — Valuation Procedures

For each loan in the sample we performed the following procedures:

Procedure	Factual Findings
C.1 Check that for each Loan a valuation report was on file from an approved Panel Valuer. Pepper provided a list of approved Valuers to Deloitte.	No exceptions noted

C.2 Check that the valuation is not more than 3 months old (90 days) at the date of settlement of the loan.

If the valuation is greater than 3 months old (90 days) check that the required approval is recorded in the notes tab on NextGen. Approval must be given by a team leader or manager in accordance  with Pepper’s credit policies.

One exception noted:

	#	Sample	Settlement date	Valuation report date	Difference (>90 days with no approval)
	1	DL-3- 24616660869380.1	26 June 2018	27 March 2018	1 day
C.3 Check that the valuation is provided in a standard API format which includes the following:	No exceptions noted

• Market value ‘as is’
• Rental Value
• Replacement Insurance Value
• Evidence of 3 recent sales

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PART D — Income verification Procedures

For each sample with the below product codes and employment status, we have checked that the income evidence noted below can be sighted on the NextGen system:

Procedure	Product Code	Borrower Employment Status	Required Evidence		Factual Findings
D.1	Full Doc per the field Product Code in the Pool	Full Time employed applicant per field Borrower Employment Status in the Pool	1.	2 payslips dated within 4 weeks of the application date or interview date, or as approved in accordance with the Delegated Credit Authority or the Exceptions clause contained within the Pepper credit policies, and	One exception noted:
					#	Sample	Factual finding
			2.	One of the following:
				▪ A Group Certificate / PAYG payment summary
					1	DL-3-24615137821704.1	Payslips are not available on NextGen

				▪ A Taxation Return
				▪ A Tax Assessment Notice
				▪ Employer’s Letter confirming annual salary dated within 4 weeks of application date or evidence of the last 3 months salary credits into a bank account in the applicant’s name.
D.2	Full Doc per the field Product Code in the Pool	Self- employed applicant per field Borrower Employment Status in the Pool	1.	Tax returns and tax assessment notices for 2 years, or	No exceptions noted
			2.	Financial statements for 2 years
D.3	Alt Doc per the field	Self-employed applicant per field	1.	Declaration of financial position, and	No exceptions noted
	Product Code	Borrower	2.	Two of the following:
	in the Pool	Employment Status in the Pool		▪ Business activity statements for the last 6 months prior to the application date, or
				▪ Business bank statements for the last 6 months prior to the application date, or
				▪ Pepper accountants letter dated within 4 weeks of the application date.

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For procedures D.4-D7, where an applicant has the following types of income noted in the Loan Serviceability Assessment on NextGen, we have checked that the below income evidence can be sighted on NextGen:

Procedure	Income type	Required Evidence	Factual Findings
D.4	Rental-based income noted on NextGen	One of following:	No exceptions noted
▪ Rental opinion from a real estate agent in the form of a letter for new purchases dated within 6 weeks of the application date, or
▪ Rental statement from the managing agent for properties already tenanted dated within 6 weeks of the application date, or
▪ Copy of current lease or tenancy agreement for properties already tenanted with bank statements confirming rental deposits for private agreements, or
▪ A taxation return showing declared income, or
▪ Rental opinion from a Pepper approved Panel Valuer in the form of a valuation addressed to Pepper Finance Corporation Ltd

D.5	Court Order mandating that the applicant receive maintenance	▪ Proof of receipt of maintenance for a continuous period of at least 3 months by way of bank statements or a child support agency statement, or	No exceptions noted
	payments as noted in NextGen	▪ Child Support Agency letter to confirm the maintenance agreement dated within 6 weeks of application date.

D.6	Superannuation Pension or Annuity as noted on NextGen	Check that copies of statements from the source of pension or annuity can be sighted on the NextGen system and are dated within 6 weeks of application date.	No exceptions noted

D.7	Centrelink Pension as noted on NextGen	Check that the evidence of a letter from Centrelink verifying pension details can be sighted on the NextGen system.	No exceptions noted

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Appendix 2: List of Sampled Loans

#	Masked Loan ID	#	Masked Loan ID	#	Masked Loan ID
1	DL-3-24643835246336.1	52	DL-3-24635939446542.1	103	DL-3-24603414362619.1
2	DL-3-24584396306770.1	53	DL-3-24598364257167.1	104	DL-3-24590889299494.1
3	DL-3-24607963465546.1	54	DL-3-24645197973204.1	105	DL-3-24589827174141.1
4	DL-3-24605238011810.1	55	DL-3-24621951456044.1	106	DL-3-24635238043007.1
5	DL-3-24633895356240.1	56	DL-3-24634496559270.1	107	DL-3-24645939456941.1
6	DL-3-24612051646150.1	57	DL-3-24588163845758.1	108	DL-3-24651089762898.1
7	DL-3-24596340206966.1	58	DL-3-24604175886457.1	109	DL-3-24642572719973.1
8	DL-3-24593634793331.1	59	DL-3-24641450474317.1	110	DL-3-24645799176234.1
9	DL-3-24525979412355.1	60	DL-3-24600688908883.1	111	DL-3-24647682945728.1
10	DL-3-24600829189590.1	61	DL-3-24626260077759.1	112	DL-3-24544977428103.1
11	DL-3-24600949430196.1	62	DL-3-24624075706750.1	113	DL-3-24529125708212.1
12	DL-3-24614456458270.1	63	DL-3-24584095705255.1	114	DL-3-24571851203544.1
13	DL-3-24572512526877.1	64	DL-3-24640809191085.1	115	DL-3-24639586744924.1
14	DL-3-24614877300391.1	65	DL-3-24608925390394.1	116	DL-3-24578444396773.1
15	DL-3-24597201931309.1	66	DL-3-24582732978387.1	117	DL-3-24612171886756.1
16	DL-3-24616660869380.1	67	DL-3-24649105792899.1	118	DL-3-24583975464649.1
17	DL-3-24615137821704.1	68	DL-3-24645959497042.1	119	DL-3-24599446422621.1
18	DL-3-24609506553323.1	69	DL-3-24649606795424.1	120	DL-3-24621490533721.1
19	DL-3-24647181943203.1	70	DL-3-24639526624621.1	121	DL-3-24637442454117.1
20	DL-3-24610688919282.1	71	DL-3-24637262093208.1	122	DL-3-24645618815325.1
21	DL-3-24589045610202.1	72	DL-3-24580708928186.1	123	DL-3-24602332197165.1
22	DL-3-24601931395145.1	73	DL-3-24633574714624.1	124	DL-3-24605197931608.1
23	DL-3-24580428366772.1	74	DL-3-24635478524219.1	125	DL-3-24613514573523.1
24	DL-3-24583835183942.1	75	DL-3-24651891366938.1	126	DL-3-24608183906657.1
25	DL-3-24626059676749.1	76	DL-3-24424616581497.1	127	DL-3-24571229960413.1
26	DL-3-24648885351788.1	77	DL-3-24639987546944.1	128	DL-3-24628544649273.1
27	DL-3-24611490523322.1	78	DL-3-24633414393816.1	129	DL-3-24647903386839.1
28	DL-3-24618825200288.1	79	DL-3-24579626762732.1	130	DL-3-24588023565051.1
29	DL-3-24570588677181.1	80	DL-3-24400949222216.1	131	DL-3-24520247943469.1
30	DL-3-24601290111913.1	81	DL-3-24588484487374.1	132	DL-3-24620889330691.1
31	DL-3-24623694944831.1	82	DL-3-24580308126166.1	133	DL-3-24631470504019.1
32	DL-3-24615698944532.1	83	DL-3-24651991567443.1	134	DL-3-24642412399165.1
33	DL-3-24650308198959.1	84	DL-3-24591310141615.1	135	DL-3-24645638855426.1
34	DL-3-24545358190022.1	85	DL-3-24633334233412.1	136	DL-3-24577322151117.1
35	DL-3-24646600780274.1	86	DL-3-24613895335442.1	137	DL-3-24638384338864.1
36	DL-3-24580949409398.1	87	DL-3-24628704970081.1	138	DL-3-24596660848582.1
37	DL-3-24610227996959.1	88	DL-3-24611871285241.1	139	DL-3-24590608738080.1
38	DL-3-24617221992208.1	89	DL-3-24610829199989.1	140	DL-3-24615578703926.1
39	DL-3-24608103746253.1	90	DL-3-24564035564154.1	141	DL-3-24577181870410.1
40	DL-3-24633875316139.1	91	DL-3-24604376287467.1	142	DL-3-24636700970380.1
41	DL-3-24612372287766.1	92	DL-3-24631991546645.1	143	DL-3-24648845271586.1

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#	Masked Loan ID	#	Masked Loan ID	#	Masked Loan ID
42	DL-3-24573254010614.1	93	DL-3-24643855286437.1	144	DL-3-24552332145170.1
43	DL-3-24610628798979.1	94	DL-3-24599947425146.1	145	DL-3-24537362189723.1
44	DL-3-24624135827053.1	95	DL-3-24581330171317.1	146	DL-3-24583955424548.1
45	DL-3-24574556617179.1	96	DL-3-24648183948253.1	147	DL-3-24589887294444.1
46	DL-3-24611951445645.1	97	DL-3-24593594713129.1	148	DL-3-24545538550931.1
47	DL-3-24638043657147.1	98	DL-3-24624456468669.1	149	DL-3-24597863254642.1
48	DL-3-24497322067925.1	99	DL-3-24610969480696.1	150	DL-3-24589626773131.1
49	DL-3-24627863285839.1	100	DL-3-24557602691733.1	151	DL-3-24606841219890.1
50	DL-3-24595979485148.1	101	DL-3-24573153810109.1	152	DL-3-24623053661599.1
51	DL-3-24638544659672.1	102	DL-3-24641230033206.1	153	DL-3-24624837230588.1

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